Note 2 - Summary of Significant Accounting Policies (10K) 1 (Details Textual) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)	Feb. 11, 2021	Dec. 24, 2020
Operating Lease, Right-of-Use Asset	$ 16,984		$ 15,855	$ 0
Operating Lease, Liability, Current	5,800		$ 5,400
Number of Reporting Units			1
Goodwill, Impairment Loss	0		$ 0
Goodwill, Ending Balance	$ 18,871		$ 18,904	0
Finite-Lived Intangible Asset, Useful Life (Year)	7 years 8 months 12 days		7 years 7 months 6 days
Gain (Loss), Foreign Currency Transaction, before Tax	$ 300	$ 200
Cash	7,800		$ 10,800	9,300
Prepaid Expense			7,100	5,700
Tangible Asset Impairment Charges, Total			0	0	$ 0
Capitalized Contract Cost, Impairment Loss			0	0	0
Capitalized Contract Cost, Amortization	4,200	3,000	13,400	9,500	10,500
Capitalized Contract Cost, Net	47,794		48,553	38,926	31,943
Capitalized Computer Software, Net, Ending Balance			0	0
Revenue from Contract with Customer, Excluding Assessed Tax	59,572	50,291	232,339	191,909	151,533
Contract with Customer, Liability	99,189		101,490	$ 82,332	74,688
Contract with Customer, Liability, Revenue Recognized	35,000		$ 72,300
Revenue, Remaining Performance Obligation, Amount	$ 238,600
AvePoint EduTech PTE. LTD. [Member]
Noncontrolling Interest, Ownership Percentage by Parent			73.82%	76.09%			76.09%	77.78%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							23.91%	22.22%
AvePoint EduTech PTE. LTD. [Member] | AEPL PTE. LTD. [Member]
Investment Owned, at Cost			$ 8,300
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			23.20%	23.91%
AvePoint EduTech PTE. LTD. [Member] | I-Access Solutions Pte. Ltd. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			2.98%
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2019		2018 2019 2020 2021
State and Local Jurisdiction [Member]
Open Tax Year	2022		2018 2019 2020 2021
Foreign Tax Authority [Member]
Open Tax Year	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022		2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,904	10,202	$ 57,214	$ 50,970	38,949
Revenue, Remaining Performance Obligation, Amount			186,300
SaaS [Member
Revenue from Contract with Customer, Excluding Assessed Tax	35,512	26,553	117,180	85,580	52,074
Revenue, Remaining Performance Obligation, Amount			237,800
Transferred at Point in Time [Member] | Termed License and Support [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,900	$ 6,200	$ 40,000	39,700	32,400
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)			7 years
Building [Member]
Property, Plant and Equipment, Useful Life (Year)			40 years
Office Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Software Development Sold to Customers [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Other Nonoperating Income (Expense) [Member]
Gain (Loss), Foreign Currency Transaction, before Tax			$ 100	$ (900)	$ (600)
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year		1 year
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years		10 years
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset						$ 13,900
Deferred Rent Credit						600
Operating Lease, Liability, Total						14,500
Operating Lease, Liability, Current						$ 3,600